One Financial Way
Cincinnati, Ohio 45242

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100

June 21, 2012

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978)

Initial Registration Statement on Form N-4

Ladies and Gentlemen:

Attached hereto is an initial registration statement on Form N-4 for ONcore Xtra sold on or after the effective date of the registration statement. This Form N-4 is being filed to remove riders which are no longer available for sale from the prospectus for ONcore Xtra; therefore, this filing is substantially similar to the currently effective filing for with the exception of the previously available riders.

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante
Kimberly A. Plante
Senior Associate Counsel